- FIXED ASSETS (Tables)	1 Months Ended
Mar. 31, 2016
- FIXED ASSETS (Tables) [Abstract]
- FIXED ASSETS

NOTE 5 - FIXED ASSETS

	Equipment	Website	Totals
Cost
As at December 31, 2015	$4,452	$800	$5,252
Additions	-	-	-
Disposals	-	-	-
As at March 31, 2016	$4,452	$800	$5,252

Depreciation
As at December 31, 2015	892	-	892
Change for the period	223	-	223
As at March 31, 2016	$1,115	$-	$1,115

Net book value	$3,337	$800	$4,137